Leases Disclosure of amounts included in the Income Statements relating to leases (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Presentation of leases for lessee [abstract]
Depreciation of right-of-use assets	R 312	R 258
Interest expense on lease liabilities	51	28
Short-term leases expensed	406	310
Leases of low value assets expensed	181	49
Variable lease payments expensed	R 3,564	R 2,632
Percentage of variable lease payments	77.00%